6. STOCKHOLDERS' EQUITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Options outstanding, beginning balance	0	100,000
Options granted	0	0
Options exercised	0	(100,000)
Options forfeited	0	0
Options outstanding, ending balance	0	0
Options exercisable	0
Weighted Average Exercise Price
Options outstanding, beginning balance	$ .00	$ 0.75
Options granted	.00	.00
Options exercised	.00	0.75
Options forfeited	.00	.00
Options outstanding, ending balance	.00	$ .00
Options exercisable	$ .00